Climate change and energy transition	12 Months Ended
Dec. 31, 2025
Climate change and energy transition [Abstract]
Climate change and energy transition	Climate change and energy
transition
Risks arising from climate change and the
transition to a lower carbon economy
Developments in laws and regulations, policies,
technology, and markets—including stakeholder
sentiment towards climate change—can affect
Equinor’s financial performance and business plans. In
parallel, shifts in stakeholder focus between energy
security, energy affordability, and sustainability present
challenges for the energy sector.
Equinor’s risk assessment and management process
incorporates short-, medium- and long-term
perspectives. Climate-related risks are classified as
either transition risks, which relate to the financial
robustness of the company’s business model and
portfolio under various decarbonisation scenarios, or
physical climate risks, which relate to the exposure and
potential vulnerability of Equinor’s assets to climate-
related hazards.
Equinor’s double materiality assessment for 2025
identified transition risks as a material sustainability
matter. The table to the right summarises the relevant
climate-related risks with potential financial effects.
Equinor’s Energy transition plan and climate-related
ambitions are responses to the challenges and
opportunities presented by climate change and the
energy transition.

Transition risks	Impact	Description	Risk adjusting actions
Policy, legal, and regulatory developments	Downside
Changes in climate laws, regulations, and adverse litigation outcomes can adversely impact Equinor's financial results and outlook, including the value of its assets. These impacts may be direct, or indirect through changes in consumer behaviour or technological
developments.
Equinor monitors trends in relevant policies and regulations, and addresses regulatory and policy risks in capital investment processes and through enterprise risk management within the business line.
Market developments and stakeholder expectations	Upside / Downside
Multiple factors in the energy transition contribute to uncertainty in future energy price assumptions, and changes in investor and societal sentiment can affect Equinor’s access to capital markets and financing costs.
Strong competition for assets, varying commercial and contractual models, and changing levels of policy support may lead to diminishing returns within the renewable and low-carbon industries, and may hinder Equinor’s ambitions. These investments may also be exposed to interest rate risk and inflation risk.

Equinor includes actual or default minimum carbon pricing across investments, applies price robustness criteria, and routinely stress-
tests the portfolio for different future commodity price scenarios on the path towards net zero. Hurdle rates and other financial
sensitivity tests are included in decision-making.
Equinor has developed its corporate strategy and Energy transition plan (ETP) to demonstrate its commitment to a low-carbon business transformation that balances investor and societal expectations. This includes an ambitious abatement plan to reduce both absolute emissions and emissions intensity from Equinor’s activities.

Technology developments	Upside / Downside
Changing demand and more cost-competitive solutions for
renewable energy and low-carbon technologies represent both
threats and opportunities for Equinor’s future value creation and the value of its assets.
Equinor sees opportunities for value creation in the energy transition through optimisation of its oil and gas business, and by utilising its competitive capabilities across new areas of the energy system. In a decarbonising world with a broad energy mix, policymakers and stakeholders may place a premium on oil and gas produced in a responsible and increasingly carbon-efficient manner.

Equinor assesses climate-related risks associated with external technology development trends and invests in research, innovation, and technology ventures that support positive value creation for its portfolio. Examples of relevant technologies within Equinor’s portfolio include carbon capture and storage (CCS), battery
technology, solar and wind renewable energy, low CO₂ intensity solutions, improvements in methane emissions, and the application of renewables in oil and gas production.

Physical climate risks: Changes in physical climate parameters could impact Equinor's operations, resulting in operational disruption, increased costs, or incidents. With assistance from leading expert consultants and climate scenario models, Equinor continues to assess the potential vulnerability of its assets to modelled climate-related changes in the physical environment. However, there is inherent uncertainty regarding the magnitude and timing of such physical climate change impacts, which could affect the potential impact on Equinor.
Based on the current assessment of physical climate exposure in regions where Equinor’s assets are located, Equinor has not identified any material physical climate risks to its asset portfolio in the current year.

Impact on Equinor’s financial statements
In preparing the 2025 financial statements, Equinor has conducted a range of sensitivity analyses and other assessments in relation to climate-related matters, as outlined in this note to the financial statements. The following information provides further detail on the specific climate-related risks and sensitivities considered, and how these have been evaluated in the context of our financial reporting. Based on these assessments, no climate-related effects have been identified that would have a significant impact on the 2025 financial statements.
CO₂-cost and EU ETS carbon credits
Equinor’s oil and gas operations in Europe are part of the EU Emissions Trading System (EU ETS). Currently, Equinor
receives a share of free quotas according to EU ETS regulations. This share of free quotas is expected to be significantly reduced in the future. Equinor purchases additional EU ETS allowances (quotas or carbon credits) when its oil and gas production and processing emissions exceed its free EU ETS quota allocation.
Total expensed CO₂ costs attributable to Equinor’s share of operated licences and land-based facilities amounted to USD
478 million in 2025, USD 465 million in 2024, and USD 486 million in 2023.
The table below presents the number and associated value of EU ETS and UK ETS quotas that have been received, purchased, and utilised by Equinor on an operated basis. Allocated free quotas consists of actual free quotas received under the ETS during the calendar year. In 2024, Equinor received allocated free quotas for both 2024 and 2023, due to a delay in the allocation schedule. The year-end quota balance consists mainly of free and purchased quotas remaining after the settlement of quotas against current and prior year emissions. The closing balance in USD consists of the value of the remaining quotas after a preliminary settlement allocation for the current year.

	Number of EU ETS quotas in thousands		Value of EU ETS quotas (in USD million)
	2025	2024	2025	2024
Opening balance at 1 January	10,147	8,576	19	93
Allocated free quotas	2,991	5,940
Purchased quotas on the ETS market	5,815	5,641	499	392
Sold quotas on the ETS market	—	—
Returned or transferred excess quotas	(171)	(203)
Settled quotas (offset against emissions)	(9,103)	(9,807)	(499)	(467)
Closing balance at 31 December	9,679	10,147	19	19

Numbers in the table are presented gross (100%) for Equinor operated licences and include EU ETS and UK ETS quotas, as received or settled during the calendar year.
Accounting policies
Cost of CO₂ quotas
Purchased CO₂ quotas under the EU Emissions Trading System (EU ETS) are reflected at cost in Operating expenses as incurred in line with emissions. Accruals for CO₂ quotas required to cover emissions to date are valued at market price and reflected as current liabilities within Trade and other payables. Quotas owned, but exceeding the emissions incurred to date, are carried in the balance sheet at cost price, classified as Other current receivables, as long as such purchased quotas are acquired in order to cover own emissions and may be kept to cover subsequent years’ emissions.
Obligations resulting from current year emissions and the corresponding amounts for quotas that have been bought, paid, and expensed, but which have not yet been surrendered to the relevant authorities, are reflected net in the balance sheet.
Investments in renewables and low-carbon solutions
Equinor’s ambition is to build a focused, carbon efficient oil and gas portfolio complemented by an integrated power portfolio and commercial opportunities in low carbon solutions. This diversified approach aims to maintain long-term value creation while supplying reliable energy, with progressively lower emissions, to our customers.
Equinor’s investments in renewables are included as Additions to PP&E, intangibles and equity accounted investments in the REN segment (refer to note 5 Segments). During 2025, the REN segment invested USD 2.1 billion in the Empire Wind project, USD 195 million to acquire the onshore Lyngsåsa wind farm in Sweden, and USD 258 million as contributions to equity accounted investments in Bałtyk 2 & 3.

(in USD million)	2025	2024

Offshore renewables	2,479	1,983
Onshore renewables	358	170
Total Additions to PP&E, intangibles and equity accounted investments - REN	2,837	2,153

Low carbon solutions (within MMP)	16	76
Total Additions to PP&E, intangibles and equity accounted investments - REN and LCS	2,853	2,229

Additions to PP&E, intangibles and equity accounted investments exclude changes to ARO, in alignment with note 5 Segments.
Equinor continues to take steps to industrialise carbon
capture and storage (CCS). During 2025, the Northern
Lights project received its first CO2 for storage, and a
final investment decision was made to commence the
project’s second phase. In addition, Equinor is
developing the Net Zero Teesside and Northern
Endurance Partnership projects to provide thermal
power with applied CCS to local industries in the UK.
Equinor contributed USD 16 million to equity accounted
investments undertaking CCS projects in 2025 (USD 76
million in 2024).
Investments in electrification of oil and gas assets
During 2025, Equinor invested USD 168 million in
electrification (USD 180 million in 2024). Equinor’s
abatement projects primarily include full and partial
electrification of offshore assets in Norway at key fields
and plants, including Troll, Oseberg, Njord, and the
Hammerfest LNG plant, mainly by power from shore.
Research and development activities (R&D)
Equinor is involved in several projects aimed at
optimising oil and gas activities, reducing emissions,
and developing new business opportunities in
renewable energy generation and low carbon solutions.
Equinor’s R&D expenditure is disclosed in note 9
Auditor’s remuneration and Research and development
expenditures. The accounting policy for R&D is detailed
in note 12 Property, plant and equipment.
Power Purchase Agreements (PPAs)
Equinor holds various long-term PPAs for power
sourced from wind and solar parks, with expiry dates up
until 2040. The agreements imply balancing activities,
whereby Equinor assumes the long-term balancing risk
related to production. The majority of
these agreements are settled at the appropriate market
price, less a balancing fee, and expire by the end of
2027. The agreements include pay-as-produced
elements; however, as most of the power purchase
agreements are linked to the applicable market prices,
and the power purchased is mainly sold on power
exchanges at market price, Equinor only holds a limited
long-term price risk related to these agreements. For
accounting policies related to power sales and related
purchases, refer to note 7 Total revenues and other
income.
Effects on estimation uncertainty
Initiatives to limit climate change, as well as the
potential impact of the energy transition, are relevant to
certain economic assumptions and future cash flow
estimates used by Equinor. The resulting effects, and
Equinor's exposure to them, are sources of uncertainty.
Estimating global energy demand and commodity prices
towards 2050 is challenging due to various complex
factors, including technological capabilities, regulatory
policies, taxation, and production limits, all of which
evolve over time. These uncertainties could result in
significant changes to accounting estimates over time.
Relevant accounting estimates include depreciation and
asset retirement obligations (useful life of assets),
impairment assessments, and deferred tax assets (see
note 11 Income taxes for the expected utilisation period
of tax losses carried forward and recognised as
deferred tax assets).
Commodity prices
Significant changes in oil and gas prices outside
planning assumptions could impact our financial
performance. Equinor’s commodity price assumptions,
applied in its value-in-use calculations, are based on
management’s best estimate of future market trends.
These price assumptions deviate from the price set out
to achieve net zero emissions by 2050 and limit global
warming to 1.5 °C, in alignment with the Paris
Agreement and as outlined in the International Energy
Agency’s World Energy Outlook (IEA’s WEO) Net Zero
Emissions (NZE) Scenario.
Changes in how the world acts with regards to
achieving the goals of the Paris Agreement could have
a negative impact on the valuation of Equinor’s assets.
An illustrative impairment effect to Equinor’s upstream
production assets and certain intangible assets, using
published price assumptions from the NZE Scenario, is
provided in the Sensitivity table sub-section.
When computing this illustrative impairment,
management’s price assumptions are applied until
2035. A linear interpolation is applied between the
published NZE Scenario prices (2035-2050), after which
prices are maintained at the 2050 level. This approach
is consistent with prior year, where management’s price
assumptions were applied until the first published price
point in the relevant IEA’s WEO scenario (in 2024, this
was 2030) before a linear interpolation was performed.
To be comparable to Equinor’s management’s price
assumptions, the crude oil prices in the NZE Scenario
are adjusted for transportation costs, and all prices are
adjusted for inflation and presented in real 2025 terms.
The illustrative impairment sensitivity calculation is
based on a simplified model with limitations, as
described in note 14 Impairments.
Cost of CO2
Climate-related considerations are included in the
impairment assessments through CO₂ tax estimations in
the forecasted cash flows, and indirectly through
estimated commodity prices relating to supply and
demand. The CO₂ prices also influence the estimated
production profiles and economic cut-off of the assets.
Carbon price assumptions are applied to all Equinor
assets, including assets in countries outside the EU
where CO2 is not already subject to taxation or where
Equinor has not established specific estimates. Our
default assumption, in real 2025 terms, is a price of
USD 100 per tonne starting in 2027, increasing to USD
122 per tonne by 2030 and remaining flat thereafter.
The EU ETS price has increased over time and had an
average cost of 74 EUR/tonne in 2025 (66 EUR/tonne
in 2024). Equinor’s commodity price assumptions
include an EU ETS price of 81 EUR/tonne for the next
two years and assumes an increase to EU ETS prices
over time. See note 14. Impairments for management’s
forecasted EU ETS price assumptions for the years
2030, 2040, and 2050.
Equinor expects greenhouse gas emission costs to
increase from current levels and to have a wider
geographical range than today. Equinor recognizes
CO₂-related costs in Norway, the UK and Germany for
its own operated assets, as well as in Canada for
partner-operated assets.
The CO₂ tax assumptions used in the impairment
assessments of Norwegian upstream assets are based
on Norway’s Climate Action Plan for the period
2021-2030 (Meld. St 13 (2020-2021)), assuming a
gradual increase to the CO₂-related cost in Norway to
2,000 NOK/tonne (real 2020) in 2030 (the total of EU
ETS + Norwegian CO₂).
Sensitivity table
The table below compares management’s price assumptions to the NZE Scenario price set and presents an illustrative impairment amount from applying the NZE Scenario prices to Equinor’s portfolio. Refer to section 3.2 E1 Climate change in the 2025 Annual Report for more details about the scenarios presented in the IEA’s WEO 2025.
An increase in systemic climate risk may result in higher discount rates used in impairment calculations. Refer to note 14
Impairments for general sensitivity analysis on discount rates and commodity prices.

	Management's price assumptions1)		Net Zero Emissions (NZE) by 2050 Scenario4)
Brent blend, 2035	75	USD/bbl	33	USD/bbl
Brent blend, 2050	72	USD/bbl	25	USD/bbl
TTF, 2035	9.4	USD/MMBtu	4.3	USD/MMBtu
TTF, 2050	10.5	USD/MMBtu	4.1	USD/MMBtu
EU ETS2), 3), 2035	140	USD/tCO2	185	USD/tCO2
EU ETS2), 3), 2050	191	USD/tCO2	257	USD/tCO2
Illustrative potential impairment (USD)			~1	billion

1)	Management’s future commodity price assumptions applied when estimating value in use, see note 14 Impairments for additional years disclosed.
2)	Scenario: Price of CO₂ quotas in advanced economies with net zero pledges, not including any other CO₂ taxes.
3)	Management’s EU ETS price assumptions have been translated from EUR to USD using Equinor’s assumptions for currency rates, EUR/USD = 1.15
4)
An IEA WEO scenario where the world follows a potential path towards limiting global warming to 1.5 °C relative to pre-industrial levels. Values are adjusted for inflation and presented in 2025 real terms.

The illustrative potential impairment from applying the NZE Scenario price set, excludes MMP’s trading and refinery activities, as well as Equinor’s renewable assets and low-carbon projects. This is because the IEA’s WEO scenarios primarily stress oil and gas prices, with limited consideration of the potential impact these prices have on trading and refinery margins. For most MMP assets, margin movements are not directly correlated to oil and gas price fluctuations, and for many of Equinor’s renewable assets, prices are fixed in offtake contracts and therefore not directly sensitive to power prices. Furthermore, the MMP and REN segments represent around 15% of Equinor’s total non-current segment assets and equity accounted investments, as disclosed in note 5 Segments. Based on this, these assets would not have a material effect on the illustrative potential impairment calculation, if included.
Robustness of Equinor’s portfolio and risk of stranded assets
The transition to renewable energy, technological development, and the expected reduction in global demand for carbon-
based energy may impact the future profitability of certain upstream oil and gas assets. Equinor uses scenario analysis to outline different possible energy futures, some of which imply lower oil and natural gas prices and higher CO₂ costs. If this materialises, it could lead to a decrease in cash flow from oil and gas, and potentially reduce the economic useful life of certain assets. Equinor seeks to mitigate this risk by improving the resilience of its existing upstream portfolio, maximising the efficiency of its infrastructure on the Norwegian Continental Shelf (NCS), and optimising its international portfolio.
Equinor’s project portfolio is expected to remain robust to low oil and gas prices, and actions are in place to maintain cost discipline across the company. Equinor continues to pursue high-value barrels to enhance its portfolio through exploration and increased recovery, in addition to acquisitions and divestments, with the expectation of strong oil and gas cash flow from operations. Equinor aims to maintain capex flexibility in its current portfolio, with non-sanctioned projects representing a substantial part of the expected capex, particularly for 2027 and beyond. This approach enables capex optimisation and reprioritisation in future periods, ensuring sustained, long-term value generation.
Based on the current production profiles, approximately 78% of Equinor’s proved oil and gas reserves, as defined by the
SEC, are planned to be produced in the period 2026-2035, and more than 99% in the period 2026-2050. This implies a low exposure of Equinor’s reserves value to early cessation, particularly after 2035, and provides flexibility in adapting to changing market conditions or a shift in global energy demand. Refer to note 12 Property, plant and equipment for the definition of proved and expected oil and gas reserves.
Continued exploration for hydrocarbons is important for maintaining long-term energy deliveries. Equinor will continue to supply oil and gas beyond 2035 but anticipate that it will form an increasingly smaller proportion of its portfolio over time.
Achieving Equinor’s 2030 net 50% reduction ambition for operated scope 1 and 2 emissions will require a company-wide, co-ordinated effort to improve energy efficiency and to execute and mature abatement projects. Equinor aims to achieve a
5-15% reduction in net carbon intensity by 2030 and a 15-30% reduction by 2035, including scope 1, 2 and 3 emissions
(category 11 & 15). Equinor’s climate-related ambitions have not resulted in impairment triggers for 2025.
Future exploration may be restricted by policies,
regulations, market conditions, and strategic
considerations that have not yet occurred. Should the
economic assumptions deteriorate to such an extent
that undeveloped assets controlled by Equinor do not
materialise, the assets at risk would mainly comprise
intangible assets: oil and gas prospects, signature
bonuses, and capitalised exploration costs. The total
carrying value is USD 3.8 billion in 2025, of which USD
1.5 billion is in E&P Norway and USD 2.3 billion is in
E&P International (USD 3.6 billion in 2024, with USD
1.1 billion in E&P Norway and USD 2.5 billion in E&P
International). See note 13 Intangible assets for further
information regarding Equinor’s intangible assets.
Timing of Asset Retirement Obligations (ARO)
No assets to date have ceased operations early as a
result of Equinor’s climate-related ambitions. However,
should the business case for Equinor’s producing oil
and gas assets change materially, this could affect the
timing of asset retirement. A shorter production timeline
would increase the carrying value of the ARO liability.
Undertaking removal five years earlier than currently
scheduled would increase the liability by approximately
USD 1.5 billion before tax and excluding assets held for
sale (approximately USD 1.1 billion in 2024), which is
mainly related to E&P Norway. See note 23 Provisions
and other liabilities for more information regarding
Equinor’s ARO, including discount rate sensitivity and
the expected timing of cash outflows for recognised
ARO.